Retirement Plans (Details 1) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning accrued benefit cost	$ 1,046	$ 1,062	$ 1,109
Service cost		0	0
Interest cost		44	46
Benefits paid		(78)	(81)
end of year	0	1,046	1,062
Defined Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning accrued benefit cost	$ 1,046	1,120	1,154
Service cost		0	0
Interest cost		44	46
Amortization of prior service costs		1	1
Net plan termination credit		(41)	0
Net periodic benefit cost		4	47
Benefits paid		(78)	(81)
Curtailment and settlement		0	0
end of year		$ 1,046	$ 1,120